Trade receivables - Summary of Trade Receivables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Total	R$ 2,825,799	R$ 2,708,540
Current	2,769,757	2,667,057
Non-current	56,042	41,483
Accumulated impairment | Trade receivables
Disclosure of operating segments [line items]
Financial assets	(267,628)	(188,072)	R$ (151,114)	R$ (111,969)
Brazil Ag Retail
Disclosure of operating segments [line items]
Trade receivables	2,605,012	2,525,845
Colombia
Disclosure of operating segments [line items]
Trade receivables	R$ 488,415	R$ 370,767